PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at the close of each period is detailed as follows:

Property, plant and equipment, gross	12.31.2021	12.31.2020
	ThCh$	ThCh$
Construction in progress	56,280,594	34,194,083
Land	101,286,107	94,321,726
Buildings	306,300,748	266,921,167
Plant and equipment	613,537,377	515,395,328
Information technology equipment	29,470,242	24,323,557
Fixed installations and accessories	61,264,172	45,558,495
Vehicles	56,346,552	45,808,748
Leasehold improvements	322,036	203,164
Rights of use (1)	69,616,828	56,726,206
Other properties, plant and equipment (2)	383,403,363	314,602,940
Total Property, plant and equipment, gross	1,677,828,019	1,398,055,414

Accumulated depreciation of Property, plant and equipment	12.31.2021	12.31.2020
	ThCh$	ThCh$
Buildings	(102,957,623)	(86,004,289)
Plant and equipment	(443,885,822)	(369,605,125)
Information technology equipment	(23,857,025)	(19,445,250)
Fixed installations and accessories	(38,165,051)	(27,910,603)
Vehicles	(37,161,952)	(29,397,964)
Leasehold improvements	(208,747)	(144,022)
Rights of use (1)	(45,962,853)	(35,388,929)
Other properties, plant and equipment (2)	(269,249,819)	(224,582,687)
Total accumulated depreciation	(961,448,892)	(792,478,869)
Total Property, plant and equipment, net	716,379,127	605,576,545
(1)	For adoption of IFRS 16, See details of underlying assets in Note 11.1
(2)	The net balance of each of these categories is presented below:

Other Property, plant and equipment, net	12.31.2021	12.31.2020
	ThCh$	ThCh$
Bottles	36,546,377	30,275,255
Marketing and promotional assets (market assets)	55,210,620	44,106,959
Other Property, plant and equipment	22,396,547	15,638,039
Total	114,153,544	90,020,253

11.1     Movements

Movements in Property, plant and equipment are detailed as follows:

						Fixed
					IT	facilities and		Leasehold			Property, plant
	Construction in			Plant and	equipment	accessories,		improvements,		Rights-of-use,	& equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2021	34,194,083	94,321,726	180,916,878	145,790,203	4,878,307	17,647,892	16,410,784	59,142	90,020,253	21,337,277	605,576,545
Additions	61,100,226	—	3,708,881	19,025,057	1,428,080	12,068	171,420	8,738	47,426,736	—	132,881,206
Right-of use additions	—	—	—	—	—	—	—	—	—	9,070,997	9,070,997
Disposals	(74,476)	—	(276,312)	(277,845)	(3,896)	(11)	(9,573)	—	(3,156,795)	—	(3,798,908)
Transfers between items of Property, plant and equipment	(39,845,790)	—	4,370,826	21,182,049	751,603	606,279	4,771,885	88,345	8,074,803	—	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(7,862,888)	(32,058,439)	(2,219,235)	(3,700,948)	(4,054,092)	(51,774)	(43,651,397)	—	(93,598,773)
Amortization	—	—	—	—	—	—	—	—	—	(8,386,063)	(8,386,063)
Increase (decrease) due to foreign currency translation differences	6,513,216	6,964,382	21,941,520	23,364,406	658,167	3,080,061	2,264,353	8,840	16,399,966	1,759,346	82,954,257
Other increase (decrease) (2)	(5,606,665)	(1)	544,220	(7,373,876)	120,191	5,453,780	(370,177)	(2)	(960,022)	(127,582)	(8,320,134)
Total movements	22,086,511	6,964,381	22,426,247	23,861,352	734,910	5,451,229	2,773,816	54,147	24,133,291	2,316,698	110,802,582
Ending balance al 12.31.2021	56,280,594	101,286,107	203,343,125	169,651,555	5,613,217	23,099,121	19,184,600	113,289	114,153,544	23,653,975	716,379,127

(1)Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	4,042,921	(2,140,590)	1,902,331
Plant and Equipment	43,450,544	(27,325,328)	16,125,216
IT Equipment	997,458	(750,993)	246,465
Motor vehicles	12,171,762	(7,065,299)	5,106,463
Others	8,954,143	(8,680,643)	273,500
Total	69,616,828	(45,962,853)	23,653,975

Lease liabilities interest expenses at the closing of the period reached CLP 1,816,506 thousand.

(2)Corresponds mainly to the effect of adopting IAS 29 in Argentina.

						Fixed
					IT	facilities and		Leasehold			Property, plant
	Construction in			Plant and	equipment,	accessories,		improvements,		Rights-of-use,	& equipment,
	progress	Land	Buildings, net	equipment, net	net	net	Vehicles, net	net	Others	net (1)	net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2020	27,290,581	104,196,754	211,973,775	185,353,224	5,001,845	19,843,281	21,961,147	70,021	114,784,403	32,243,832	722,718,863
Additions	37,726,227	—	1,520,363	8,963,015	809,348	(1,313)	1,323,740	—	30,536,408	—	80,877,788
Right-of use additions	—	—	—	—	—	—	—	—	—	1,775,457	1,775,457
Disposals	—	—	(164,113)	(2,485,145)	(2,426)	—	(22,823)	—	(6,046,468)	(87,043)	(8,808,018)
Transfers between items of Property, plant and equipment	(23,336,382)	—	2,177,344	8,858,066	1,151,754	1,175,520	906,624	50,356	9,016,718	—	—
Right-of-use transfers	—	—	—	—	—	—	—	—	—	—	—
Depreciation expense	—	—	(7,240,230)	(33,465,104)	(2,058,555)	(2,803,621)	(4,963,835)	(44,630)	(48,830,152)		(99,406,127)
Amortization										(7,851,901)	(7,851,901)
Increase (decrease) due to foreign currency translation differences	(3,086,288)	(9,936,257)	(29,231,570)	(19,859,576)	(829,268)	(628,317)	(3,124,155)	(16,605)	(11,400,730)	(4,728,542)	(82,841,308)
Other increase (decrease) (2)	(4,400,055)	61,229	1,881,309	(1,574,277)	805,609	62,342	330,086	—	1,960,074	(14,526)	(888,209)
Total movements	6,903,502	(9,875,028)	(31,056,897)	(39,563,021)	(123,538)	(2,195,389)	(5,550,363)	(10,879)	(24,764,150)	(10,906,555)	(117,142,318)
Ending balance al 12.31.2020	34,194,083	94,321,726	180,916,878	145,790,203	4,878,307	17,647,892	16,410,784	59,142	90,020,253	21,337,277	605,576,545

(1)Right of use assets is composed as follows:

		Accumulated
Right-of-use	Gross asset	depreciation	Net asset
	ThCh$	ThCh$	ThCh$
Constructions and buildings	2,740,852	(1,326,250)	1,414,602
Plant and Equipment	37,671,980	(19,802,307)	17,869,673
IT Equipment	451,313	(449,249)	2,064
Motor vehicles	7,298,422	(5,966,204)	1,332,218
Others	8,563,639	(7,844,919)	718,720
Total	56,726,206	(35,388,929)	21,337,277

Lease liabilities interest expenses at the closing of the period reached CLP 1,873,571 thousand.

(2)Corresponds mainly to the effect of adopting IAS 29 in Argentina

						Fixed facilities
				Plant and	IT	and		Leasehold
	Construction			equipment,	Equipment,	accessories,		improvements,	Other,		Property, plant and
	in progress	Land	Buildings, net	net	net	net	Vehicles, net	net	net	Rights-of-use	equipment, net
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance at 01.01.2019	26,048,670	100,479,196	214,160,351	207,403,985	5,184,721	21,057,169	21,798,601	32,177	114,606,098	—	710,770,968
Additions	49,134,461	—	749,800	11,582,259	675,974	7,271	(342,001)	1,309	32,640,210	—	94,449,283
Right-of use additions (3)	—	—	—	—	—	—	—	—	—	21,721,728	21,721,728
Disposals	(8,761)	—	(5,902)	(352,204)	(977)	(8,911)	(52,095)	(155)	(1,135,304)	—	(1,564,309)
Transfers between items of Property, plant and equipment	(48,358,902)	2,268,316	430,971	20,735,065	1,019,048	1,379,012	7,650,847	65,250	14,810,393	—	—
Right-of-use transfers	(25,991)	—	(266,007)	(13,788,120)	(23,712)	—	(1,181,465)	—	(2,520,405)	17,805,700	—
Depreciation expense	—	—	(7,681,481)	(37,572,910)	(1,949,851)	(2,977,512)	(6,267,039)	(30,737)	(42,410,016)		(98,889,546)
Amortization (2)	—	—	—	—	—	—	—	—	—	(8,254,568)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	688,063	1,529,526	4,685,319	3,228,519	83,757	386,253	464,563	2,177	2,216,555	1,024,539	14,309,271
Other increase (decrease) (1)	(186,959)	(80,284)	(99,276)	(5,883,370)	12,885	(1)	(110,264)	—	(3,423,128)	(53,567)	(9,823,964)
Total movements	1,241,911	3,717,558	(2,186,576)	(22,050,761)	(182,876)	(1,213,888)	162,546	37,844	178,305	32,243,832	11,947,895
Ending balance at 12.31. 2019	27,290,581	104,196,754	211,973,775	185,353,224	5,001,845	19,843,281	21,961,147	70,021	114,784,403	32,243,832	722,718,863
(1)	Mainly correspond to effects of IAS 29 in Argentina,
(2)	Of the total of CLP 8,254,568 thousand recorded as amortization for the current period, CLP 5,994,037 thousand correspond to right-of-use amortization arising from the adoption of the IFRS, effective beginning on January 1, 2019, the remaining CLP 2,260,531 thousand correspond to depreciation (today amortization) of goods acquired under the financial lease method, which until December 31, 2018 were classified and valued pursuant to the accounting criteria of property, plant and equipment,
(3)	For IFRS 16 adoption